Financial Instruments - Instruments Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Financial instruments measured at fair value on a recurring basis
Accrued liabilities	$ 14,628	$ 14,014
Deferred finance costs, net	28,462	34,982
Fair Value
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM	37,903	35,831
Long-term debt, including current portion	2,677,411	2,776,739
Fair Value | Unsecured 3% Series 1 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	6,540	6,587
Fair Value | Unsecured 5% Series 2 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	33,345	32,507
Fair Value | Non-recurring basis
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM	37,903	35,831
Long-term debt, including current portion	2,677,411	2,776,739
Accrued liabilities	14,628	14,014
Fair Value | Non-recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM	37,903	35,831
Long-term debt, including current portion	2,677,411	2,776,739
Accrued liabilities	14,628	14,014
Fair Value | Non-recurring basis | Unsecured 3% Series 1 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	6,540	6,587
Fair Value | Non-recurring basis | Unsecured 3% Series 1 ZIM Notes due 2023 | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	6,540	6,587
Fair Value | Non-recurring basis | Unsecured 5% Series 2 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	33,345	32,507
Fair Value | Non-recurring basis | Unsecured 5% Series 2 ZIM Notes due 2023 | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	$ 33,345	$ 32,507